Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares
Consolidated statements of comprehensive income [Line Items]
Revenue	$ 21,356,228	$ 697,460	$ 23,517,064	$ 27,400,035
Cost of revenue	(17,806,803)	(581,542)	(18,605,007)	(20,146,057)
Gross profit	3,549,425	115,918	4,912,057	7,253,978
Sales and marketing expenses	(135,661)	(4,431)	(128,029)	(73,928)
General and administrative expenses	(497,742)	(16,255)	(538,684)	(604,029)
Research and development expenses	(1,093,513)	(35,712)	(1,158,598)	(1,139,219)
Other income (expenses), net	85,943	2,807	129,933	125,587
Operating profit	1,908,452	62,327	3,216,679	5,562,389
Interest income	193,189	6,309	57,199	9,980
Other income	77,583	2,534	66,991	34,496
Other gains and losses	135,501	4,425	386,567	(65,829)
Finance costs	(266,390)	(8,700)	(153,279)	(131,184)
Share of profit of associates and joint ventures accounted for using equity method	219,891	7,182	453,715	625,733
Profit before income tax	2,268,226	74,077	4,027,872	6,035,585
Income tax expense	(300,661)	(9,819)	(588,175)	(1,098,318)
Profit for the year	1,967,565	64,258	3,439,697	4,937,267
Other comprehensive income (loss):
(Loss) profit on remeasurements of defined benefit plans	10,699	350	222,234	(14,999)
Unrealized gain (loss) on valuation of equity instruments at fair value through other comprehensive income	(217,785)	(7,113)	(46,419)	122,514
Share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss	12,993	424	(28,254)	28,843
Income tax effect on components that will not be reclassified to profit or loss	49,498	1,617	(31,888)	(27,460)
Components of other comprehensive income (loss) that will not be reclassified to profit or loss	(144,595)	(4,722)	115,673	108,898
Exchange differences on translation of foreign operations	16,713	546	68,656	(24,695)
Equity directly related to non-current assets held for sale	(43,094)	(1,408)
Components of other comprehensive (loss) income that will be reclassified to profit or loss	(26,381)	(862)	68,656	(24,695)
Other comprehensive income (loss), net of income tax	(170,976)	(5,584)	184,329	84,203
Total comprehensive income (loss) for the year	$ 1,796,589	$ 58,674	$ 3,624,026	$ 5,021,470
Ordinary shares [member]
Other comprehensive income (loss):
Earnings per share - basic | (per share)	$ 2.71	$ 0.09	$ 4.73	$ 6.79
Earnings per share - diluted | (per share)	2.68	0.09	4.63	6.65
American depositary share (each representing 20 common shares) [member]
Other comprehensive income (loss):
Earnings per share - basic | (per share)	54.11	1.77	94.6	135.78
Earnings per share - diluted | (per share)	$ 53.54	$ 1.75	$ 92.63	$ 132.93